Trading Activities - Summary of Trading Gains and Losses on Derivative Instruments by Market Sector (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Trading results	$ 152,729	$ 5,363,900	$ 6,907,176
Commodity [Member]
Derivative [Line Items]
Trading results	235,537	599,779	1,883,702
Equity [Member]
Derivative [Line Items]
Trading results	9,093	(1,237,700)	5,768,347
Foreign Currency [Member]
Derivative [Line Items]
Trading results	761,515	2,147,219	1,008,235
Interest Rate [Member]
Derivative [Line Items]
Trading results	(853,416)	3,854,602	(1,753,108)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Derivative [Line Items]
Trading results	4,564,153	10,704,797	(754,495)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Commodity [Member]
Derivative [Line Items]
Trading results	5,506,589	5,324,415	(1,148,405)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Equity [Member]
Derivative [Line Items]
Trading results	(261,308)	(649,691)	5,160,541
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Foreign Currency [Member]
Derivative [Line Items]
Trading results	(387,477)	1,220,792	(836,530)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Interest Rate [Member]
Derivative [Line Items]
Trading results	(293,651)	4,809,281	(3,930,101)
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Derivative [Line Items]
Trading results	1,445,721	7,825,895	5,869,664
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Commodity [Member]
Derivative [Line Items]
Trading results	1,917,144	1,595,504	1,183,467
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Equity [Member]
Derivative [Line Items]
Trading results	(984,208)	(267,178)	6,646,764
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Foreign Currency [Member]
Derivative [Line Items]
Trading results	(324,778)	1,030,965	1,255,867
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Interest Rate [Member]
Derivative [Line Items]
Trading results	$ 837,563	$ 5,466,604	$ (3,216,434)